Employee benefits (Schedule Of The Funded Status Of The Plan) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Front-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	€ (7,604)	€ (8,357)	€ (9,485)
Fair value of plan assets	5,189	4,794	4,090
Funded status/(deficit)	(2,415)	(3,563)
Back-End [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined benefit obligations	0	(33,987)	(22,303)
Fair value of plan assets	0	27,035	21,364
Funded status/(deficit)	€ 0	€ (6,952)